DEPOSITS BY CUSTOMERS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 187,300	£ 180,967
Group entities
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 3,145	£ 3,632